UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

411 Theodore Fremd Ave., Suite 132

Rye, NY 10580

(Address of principal executive offices)(Zip code)

MP 63 Fund Inc.

411 Theodore Fremd Ave., Suite 132

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The MP63 Fund, Inc.

Shareholder Letter

August 31, 2012 (Unaudited)

Dear Fellow Shareholders,

    The first half of our 14th fiscal year ended on August 31, 2012, in the midst of a market rally that continued into September and early October. Although it has now been three-and-a-half years since the market bottomed in 2009, we continue to be aware of the need to invest defensively, which we hope to do by owning the highest-quality companies available. Results for the six months ended August 31 included the following highlights:

...Net investment income (dividends and interest, less expenses) totaled $383,151, up from $372,548 a year earlier. We continue to add to our holdings that have a history of strong (and growing) dividends.

...Gross dividends received totaled $563,298 during the six-month period, up from $543,668 last year, and we believe that we should record our fifth straight fiscal year (ending February 28, 2013) with more than $1 million in dividends received.

...Our expense ratio declined from 0.88% (for the fiscal year ended February 28, 2012) to 0.78% (for the six months ended August 31, 2012). The divisor for this ratio is average net assets, which ranged between $38.3 million and over $40 million during this period.

    In August, the Moneypaper editors replaced four Index components, which were only beginning to be reflected by the fund's holdings listed in the pages that follow. The new components – AFLAC, General Mills, Medtronic, and Yum! Brands – represent leadership in their respective industries, and we expect that they should improve the portfolio. We continue to limit our top holdings to less than 3% of total assets and are systematically adding to companies that represent 1% or less of total assets. We think this approach should lead to both decreased risk and lower volatility, while allowing us to build our dividend base.

    As always, we thank you for your support and once again congratulate DRIPX shareholders for their restraint during market sell-offs. We urge you to join us in funding your account(s), either through dollar-cost averaging or periodic purchasing as we seek to take advantage of the ongoing potential opportunities afforded by the stock market.

<signed>Vita Nelson and David Fish, co-managers

<October 11, 2012>

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for complete holdings information.

Dollar-cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities; the investor should consider his/her financial ability to continue purchases through periods of low price levels. Dollar-cost averaging  does not assure a profit and do not protect against loss in declining markets.

THE MP63 FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2012 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The MP63 Fund, Inc.

	Schedule of Investments
	August 31, 2012 (Unaudited)

Shares/Principal Amount of Assets		Market Value

COMMON STOCKS - 98.87%

Aerospace/Aircrafts/Defense - 4.21%
5,800	Boeing Co.	$ 414,120
10,200	Raytheon Co.	576,504
8,500	United Technologies Corp.	678,725
		1,669,349
Auto Parts - Retail/Wholesale - 1.54%
9,700	Genuine Parts Co.	612,652

Banks - 5.50%
35,400	Bank of America Corp.	282,846
16,400	Bank of New York Mellon Corp.	369,656
27,200	BB&T Corp.	857,888
20,100	US Bancorp	671,541
		2,181,931
Beverages - 4.26%
12,300	Beam, Inc.	717,828
18,600	Coca-Cola Co.	695,640
3,800	Pepsico, Inc.	275,234
		1,688,702
Cable & Other Pay Television Services - 0.77%
9,100	Comcast Corp. Class A	305,123

Chemicals - Diversified - 1.97%
28,500	RPM International, Inc.	781,185

Chemicals - Specialty - 1.89%
7,100	Praxair, Inc.	749,050

Commercial Services - 1.81%
11,200	Ecolab, Inc.	717,136

Containers - Paper/Plastic - 1.28%
16,800	Bemis Co., Inc.	508,368

Cosmetics & Personal Care - 2.56%
24,400	Avon Products, Inc.	376,980
6,000	Colgate-Palmolive Co.	637,860
		1,014,840
Diversified Operations - 4.19%
6,900	3M Co.	638,940
29,200	Corning, Inc.	350,108
32,500	General Electric Co.	673,075
		1,662,123
Electronic Equipment - 1.64%
12,800	Emerson Electric Co.	649,216

Electronic - Semiconductors - 1.83%
29,300	Intel Corp.	727,519

Finance - Investment Management - 1.48%
5,000	Franklin Resources, Inc.	587,000

Financial Services - 2.46%
29,300	Paychex, Inc.	974,518

Food - Misc. Preparation - 3.87%
13,100	Archer Daniels-Midland Co.	350,425
21,200	ConAgra Foods, Inc.	532,332
1,000	General Mills, Inc.	39,330
21,400	Hormel Foods Corp.	614,608
		1,536,695
General Household Products - 1.39%
8,400	Stanley Black & Decker, Inc.	552,552

Insurance - Life/Property/Casual - 2.12%
4,500	AFLAC, Inc.	207,810
9,800	Travelers Companies, Inc.	634,452
		842,262
Leisure Products - 2.27%
12,000	Polaris Industries, Inc.	902,280

Machinery - Const./Mining/Farming - 4.30%
23,700	Amcol International Corp.	712,659
4,600	Caterpillar, Inc.	392,518
8,000	Deere & Co.	600,880
		1,706,057
Machinery - Electrical Equipment - 5.03%
11,200	Dover Corp.	647,472
24,400	Johnson Controls, Inc.	663,924
16,300	Tennant Co.	683,785
		1,995,181
Manufacturing - 3.39%
13,200	Illinois Tool Works, Inc.	782,628
13,200	Pentair, Inc.	561,000
		1,343,628
Medical/Dental - Supplies - 1.32%
6,900	Becton Dickinson & Co.	524,262

Medical Instruments/Products - 0.79%
7,700	Medtronic, Inc.	313,082

Medical Drugs - 4.28%
12,000	Abbott Laboratories	786,480
13,500	Johnson & Johnson Services, Inc.	910,305
		1,696,785
Metal Ores - Gold/Non Ferrous - 0.34%
22,400	Arch Coal, Inc.	136,864

Oil & Gas - International - 1.63%
7,400	Exxon Mobil Corp.	646,020

Paper & Paper Products - 1.79%
8,500	Kimberly Clark Corp.	710,600

Refuse Systems - 0.64%
7,300	Waste Management, Inc.	252,434

Retail - Food & Restaurant - 0.11%
700	Yum! Brands, Inc.	44,604

Retail - Variety Stores - 1.75%
7,100	Costco Wholesale Corp.	694,877

Retail/Wholesale - Building Products - 1.75%
12,200	Home Depot, Inc.	692,350

Services - Prepackaged Software - 1.98%
25,500	Microsoft Corp.	785,910

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.34%
7,900	Proctor & Gamble Co.	530,801

Telecommunications Services - 3.97%
20,200	AT&T, Inc.	740,128
19,700	CenturyLink, Inc.	832,522
		1,572,650
Textile - Apparel/Mill Products - 1.66%
4,300	VF Corp.	656,524

Transportation - Equipment/Leasing - 1.24%
12,300	Ryder Systems, Inc.	492,123

Transportation - Railroads - 1.56%
5,100	Union Pacific Corp.	619,344

Utility - Electric - 7.09%
10,000	Duke Energy Corp.	647,800
15,100	Edison International	661,229
36,000	MDU Resources Group, Inc.	775,800
10,800	NextEra Energy, Inc.	726,948
		2,811,777
Utility - Gas Distribution - 3.23%
10,200	National Fuel Gas Co.	508,980
16,300	SCANA Corp.	771,968
		1,280,948
Utility - Water - 1.95%
30,900	Aqua America, Inc.	772,500

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 0.69%
9,800	Owens & Minor, Inc.	274,302

TOTAL FOR COMMON STOCK (Cost $30,854,148) - 98.87%		39,216,124

CASH & EQUIVALENTS - 0.90%
356,985	Fidelity Money Market Portfolio Select Class (Cost $356,985) 0.14%**	356,985

	TOTAL INVESTMENTS - 99.77% (Cost $31,211,133) (Note 4)	39,573,109

	OTHER ASSETS LESS LIABILITIES - 0.23%	92,031

	NET ASSETS - 100.00%	$ 39,665,140

** Variable rate security; the money market rate shown represents the yield at August 31, 2012.

    The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Statement of Assets and Liabilities
August 31, 2012 (Unaudited)

Assets
Investments at Market Value (Cost $31,211,133)	$ 39,573,109
Cash	900
Receivables
Dividends and Interest	104,748
Shareholder Subscriptions	3,570
Prepaid Expenses	21,784
Total Assets	39,704,111
Liabilities
Other Accrued Expenses	21,273
Shareholder Redemptions	1,114
Accrued Administrative Fees (Note 3)	4,713
Accrued Management Fees (Note 3)	11,871
Total Liabilities	38,971

Net Assets	$ 39,665,140

Net Assets Consist of:
Capital Stock, $.001 par value; 1 billion shares
authorized; 3,044,458 shares issued and outstanding	$ 3,044
Additional Paid in Capital	30,737,382
Accumulated Undistributed Net Investment Income	480,459
Realized Gain on Investments - Net	82,279
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	8,361,976
Net Assets	$ 39,665,140

Net Asset Value and Offering Price ($39,665,140/3,044,458)	$ 13.03

Redemption Price Per Share ($13.03 x .99)*	$ 12.90

* The Fund will deduct a 1% redemption fee from redemption proceeds if purchased and redeemed within 6 months.

The MP63 Fund, Inc.

Statement of Operations
For the six months ended August 31, 2012 (Unaudited)

Investment Income:
Dividend Income	$ 562,789
Interest Income	509
Total Investment Income	563,298
Expenses:
Investment advisor fees (Note 3)	69,911
Administration fees (Note 3)	25,799
Fund servicing expense (Note 3)	21,173
Registration fees	16,635
Insurance expense	4,221
Printing and postage expense	4,515
Compliance fees	6,050
Miscellaneous expense	1,330
Custody fees (Note 3)	4,076
Legal fees	8,239
Director fees (Note 3)	3,135
Audit fees	15,063
Total Expenses	180,147

Net Investment Income	383,151

Realized and Unrealized Loss on Investments:
Realized Gain on Investments	125,877
Unrealized Appreciation on Investments	785,011
Net Realized and Unrealized Gain on Investments	910,888

Net Increase in Net Assets from Operations	$ 1,294,039

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Statements of Changes in Net Assets
	(Unaudited)
	For the	For the
	Six Months Ended	Year Ended
	August 31, 2012	February 29, 2012
From Operations:
Net Investment Income	$ 383,151	$ 753,920
Net Realized Gain on Investments	125,877	587,809
Net Unrealized Appreciation (Depreciation)	785,011	(10,301)
Increase in Net Assets from Operations	1,294,039	1,331,428

From Distributions to Shareholders:
Net Investment Income	-	(753,469)
Net Realized Gain from Security Transactions	-	-
Change in Net Assets from Distributions	-	(753,469)

From Capital Share Transactions
Proceeds From Sale of Shares	912,195	1,939,757
Shares Issued on Reinvestment of Dividends	-	750,002
Cost of Shares Redeemed
(net of redemption fees $169 and $451, respectively)	(2,117,327)	(5,029,793)
Net Decrease from Shareholder Activity	(1,205,132)	(2,340,034)

Net Increase (Decrease) in Net Assets	88,907	(1,762,075)

Net Assets at Beginning of Year	39,576,233	41,338,308
Net Assets at End of Year (Including Undistributed Net
Investment Income of $480,459 and $97,477, respectively)	$ 39,665,140	$ 39,576,233

Share Transactions:
Issued	71,402	161,711
Reinvested	-	62,814
Redeemed	(165,320)	(412,195)
Net decrease in shares	(93,918)	(187,670)
Shares outstanding beginning of year	3,138,376	3,326,046
Shares outstanding end of year	3,044,458	3,138,376

The accompanying notes are an integral part of these financial statements.

The MP63 Fund, Inc.

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	August 31, 2012		February 29, 2012		February 28, 2011		February 28, 2010		February 28, 2009		February 29, 2008
Net Asset Value -
Beginning of Period	$ 12.61		$ 12.43		$ 10.74		$ 6.91		$ 12.10		$ 13.36

Net Investment Income	0.11		0.23		0.20		0.20		0.22		0.18
Net Gains or Losses on Securities (realized and unrealized)	0.31		0.19		1.69		3.85		(5.20)		(0.51)
Total from Investment Operations	0.42		0.42		1.89		4.05		(4.98)		(0.33)

Early Redemption Fees	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*

Distributions (From Net Investment Income)	0.00		(0.24)		(0.20)		(0.22)		(0.21)		(0.19)
Distributions (From Capital Gains)	0.00		0.00		0.00		0.00		0.00		(0.74)
Total Distributions	0.00		(0.24)		(0.20)		(0.22)		(0.21)		(0.93)

Net Asset Value -
End of Period	$ 13.03		$ 12.61		$ 12.43		$ 10.74		$ 6.91		$ 12.10

Total Return (a)	3.33%		3.47%		17.65%		58.49%		(41.49)%		(3.08)%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	39,665		39,576		41,338		36,481		23,497		39,992
Ratio of Expenses to Average Net Assets	0.78%	**	0.88%		0.89%		0.98%		0.96%		0.88%
Ratio of Net Income to Average Net Assets	1.66%	**	1.93%		1.78%		2.09%		2.04%		1.34%
Portfolio Turnover Rate	2.31%		8.60%		6.39%		14.73%		10.66%		4.75%

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and assume no redemption fees.

* Amount is less than $0.005
** Annualized
The accompanying notes are an integral part of these financial statements.

THE MP63 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (UNAUDITED)

NOTE 1. ORGANIZATION

The MP63 Fund (the "Fund") is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended.  The Fund's business and affairs are managed by its officers under the direction of its Board of Directors.  The Fund's investment objective is to seek long-term capital appreciation for shareholders.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

A.

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. Portfolio companies during this reporting period are all widely traded and pricing information is readily available.

Mutual Funds must utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

To the extent that valuation is based on models or inputs that are less observable or unobservable, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3. However, the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2012:

(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$39,216,124	$ -	$ -	$39,216,124
Short-Term Investments	356,985	-	-	356,985
Total	$39,573,109	$ -	$ -	$39,573,109

The Fund did not hold any level 3 assets during the six months ended August 31, 2012. The Fund did not hold any derivative instruments at any time during the six months ended August 31, 2012. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund’s policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

B.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

C.

Federal Income Taxes - The Fund complies with requirements of the Internal Revenue Code applicable to regulated investment companies, distributing all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  There are no unrecognized tax benefits in the accompanying financial statements in connection with tax positions taken by the Fund.  The Fund’s tax returns are subject to examination by the Internal Revenue Service for a period of three years.  There are currently no open tax years prior to February 28, 2008 and the Fund had no income tax related penalties or interest in these financial statements.

D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.

Credit Risk - Financial instruments that potentially subject the Fund to credit risk include cash deposits in excess of federally insured limits.

F.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an investment advisory agreement (the "Agreement") with The Moneypaper Advisor, Inc. (the "Advisor").  Under this Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's investments.  As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily based on an annualized rate of .35% of the daily net asset value.  For the six months ended August 31, 2012, the Advisor earned fees of $69,911.  At August 31, 2012 the Fund owed the Advisor $11,871 for advisory fees.

The Advisor has voluntarily agreed to defer its fee and to reimburse the Fund for other expenses if the total operating expenses of the Fund exceed an annual rate of 1.25% of average daily net assets.  Under the terms of the Agreement, fees deferred or expenses reimbursed are subject to reimbursement by the Fund, if so requested by the Advisor, up to three fiscal years from the fiscal year the fee or expense was incurred. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the voluntary expense limitation described above.

The Fund has an administrative agreement with Mutual Shareholder Services (The "Administrator"). Under this agreement, the Administrator provides the Fund with administrative, transfer agency, and fund accounting services.  Mutual Shareholder Services charges an annual fee of approximately $51,000 for services rendered based on the Fund’s current asset size.

An affiliate of the Advisor provides certain administrative services to the Fund. These expenses amounted to $21,000 during the six months ended August 31, 2012.  At August 31, 2012, the Fund owed $4,713 for administrative services.

Vita Nelson is an officer and director of the Advisor and also an officer and director of the Fund.  The Fund currently pays each Independent Director an annual retainer of $2,000.  For the six months ended August 31, 2012 the Fund incurred $3,135 in director fees.

The Chief Compliance Officer is paid $1,000 per month.  For the six months ended August 31, 2012 the Chief Compliance Officer expenses incurred to the Fund amounted to $6,050.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended August 31, 2012, purchases and sales of securities, excluding short-term investments, aggregated $910,273 and $1,887,781, respectively. Cumulative unrealized appreciation (depreciation) amounted to the following: Unrealized appreciation $10,369,848 Unrealized depreciation (2,007,872), Net unrealized appreciation $8,361,976.

For Federal income tax purposes, the cost of investments owned at August 31, 2012 was $31,211,133.

NOTE 5.  TAX INFORMATION

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gain as ordinary income for tax purposes.

As of August 31, 2012, the components of net assets on a tax basis were as follows: Ordinary income $480,459, Long term gains $82,279 Unrealized appreciation $10,369,848 Unrealized depreciation (2,007,872).

The tax character of distributions paid during the fiscal year ended February 28, 2011 was as follows:

Distributions paid from: Ordinary income $653,859 Long term capital gains 0.

The tax character of distributions paid during the fiscal year ended February 29, 2012 was as follows:

Distributions paid from: Ordinary income $753,469 Long term capital gains 0.

No distributions were paid as of the six months ended August 31, 2012.

NOTE 6.  SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued.  Based upon this evaluation, except as noted in Note 8, the Fund has determined no subsequent events have occurred which would require disclosure in the financial statements.

NOTE 7.  NEW ACCOUNTING PRONOUNCEMENT

In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Expense Example

As a shareholder of the MP63 Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2012 through August 31, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The MP 63 Fund	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2012	August 31, 2012	March 1, 2012 to August 31, 2012

Actual	$1,000.00	$1,033.31	$3.99
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,021.22	$3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

THE MP63 FUND

TRUSTEES AND OFFICERS

AUGUST 31, 2012 (UNAUDITED)

The Board of Directors supervises the business activities of the Fund.  The names of the Directors and principal officers of the Fund are shown below.  For more information regarding the Directors, please refer to the Statement of Additional Information, which is available free upon request by calling 1-877-676-3386.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served 1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director

Disinterested Directors:

Ted S. Gladstone Age: 79 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	President, Gladstone Development Corporation (real estate development)	1	None
Gloria Schaffer Age: 80 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	Partner, CA White (real estate development)	1	None
Richard Yaffa Age: 79 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 2005	President, Manhattan Products, Inc.	1	None

Interested Directors:

Vita Nelson 1,2 Age: 73 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Director	Indefinite – since 1998	President, Editor and Publisher of The Moneypaper, Inc. (newsletter)	1	Director, The Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc. Director, Moneypaper, Inc.

Principal Officers who are not Directors:

Lester Nelson 1 Age: 82 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Secretary	Indefinite – since 1998	Law Firm of Lester Nelson	1	Director, Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc. Director, Moneypaper, Inc.
David Fish Age: 63 555 Theodore Fremd Ave., Suite B103 Rye, NY 10580	Treasurer	Indefinite – since 2003	Executive Editor of The Moneypaper, Inc. (newsletter)	1	None

(1)

Vita Nelson and Lester Nelson are married

(2)

Vita Nelson is President of the Fund and a Director of the Fund’s Advisor, The Moneypaper Advisor, Inc. and therefore, is an “Interested Director” of the Fund.

THE MP63 FUND

ADDITIONAL INFORMATION

AUGUST 31, 2012 (UNAUDITED)

INFORMATION REGARDING PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-676-3386 and (2) from Fund’s documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on May 31 and November 30. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-676-3386.

Item 2. Code of Ethics.  Filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.

Richard Yaffa

Ted Gladstone

Gloria L. Schaffer

Item 6.  Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

(Principal Executive Officer)

Date November 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

(Principal Executive Officer)

Date November 5, 2012

By /s/David Fish

*David Fish

Treasurer

(Principal Financial Officer)

Date November 5, 2012

* Print the name and title of each signing officer under his or her signature.